CONTRACT LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CONTRACT LIABILITIES
	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Contract liabilities	3,932,776	4,667,773